Short-Term Deposits (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Short-term deposits (Textual)
Bank deposits	[1]	$ 221	$ 101

[1]	Short-term deposits at banks are for periods of up to one year. The deposits earn annual interest at the respective term of the deposits of approximately 1.5%.